Income Taxes - Domestic and foreign components of income (loss) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income (loss) before income taxes
Domestic					$ 12,837	$ (29,247)	$ (65,466)
Foreign					(740)	(8,030)	(12,138)
Total income (loss) before income taxes	$ (3,935)	$ (2,142)	$ (20,707)	$ (21,938)	$ 12,097	$ (37,277)	$ (77,604)